Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
CASH FLOWS FROM OPERATING ACTIVITIES:
Net Income (Loss)	$ (28,952)	$ 721
Adjustments to Reconcile Net Income (Loss) to Net Cash Provided by Operating Activities:
Bad Debt Expense, Net of Recoveries	2,557	305
Interest Capitalized	(775)	0
Loss on Disposal of Property and Equipment	1,032	0
Depreciation and Amortization	15,764	15,044
Gain on Equity Method Investments	(84)	(14)
Impairment Expense for Intangible Assets	1,900	6,300
Non-Cash Operating Lease Costs	1,353	1,617
Loss on Extinguishment of Debt	(292)	0
Accretion of Debt Discount and Loan Origination Fees	391	1,690
(Gain) Loss on Change in Fair Value of Derivative Asset and Liability	2,070	(690)
Gain on Change in Fair Value of Contingent Liabilities and Shares Payable	0	(13,724)
Share-Based Compensation	13,402	13,098
Changes in Operating Assets and Liabilities:
Accounts Receivable	(547)	(1,481)
Income Taxes Receivable	1,138	(1,929)
Prepaid Expenses and Other Current Assets	(2,262)	(3,902)
Inventory	(11,975)	(5,412)
Other Assets	3,442	215
Accounts Payable and Accrued Liabilities	5,817	8,413
Interest Payments on Finance Leases	(272)	(258)
Income Taxes Payable	(2,408)	(5,471)
Operating Lease Liabilities	(1,325)	(1,556)
Other Non-Current Liabilities	10,889	15,426
NET CASH PROVIDED BY OPERATING ACTIVITIES	11,447	28,392
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of Property and Equipment	(27,179)	(10,294)
Proceeds from Sale of Assets	222	0
Issuance of Note Receivable	(1,000)	0
Cash Received from Consolidation of Variable Interest Entity	215	0
NET CASH USED IN INVESTING ACTIVITIES	(27,742)	(10,294)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the Issuance of At-the-Money Shares	2,182	0
Proceeds from the Issuance of Notes Payable, Third Parties and Related Parties	52,099	0
Proceeds from the Issuance of Preferred Shares	18,492	0
Redemption of Preferred Shares	(18,498)	0
Payment on Finance Lease	(1,013)	(478)
Payments on Notes Payable, Third Parties and Related Parties	(42,893)	(7,557)
Cash Received Upon Exercise of Options and Warrants	1,000	2,194
Distributions to Non-Controlling Interest Holders	(342)	(109)
Distributions to Preferred Shareholders	(8,305)	(7,749)
NET CASH PROVIDED BY (USED IN) FINANCING ACTIVITIES	2,722	(13,699)
NET INCREASE (DECREASE) IN CASH, RESTRICTED CASH AND CASH EQUIVALENTS	(13,573)	4,399
Cash, Restricted Cash and Cash Equivalents, Beginning of Period	36,923	32,524
CASH, RESTRICTED CASH AND CASH EQUIVALENTS, END OF PERIOD	23,350	36,923
SUPPLEMENTAL DISCLOSURE FOR CASH FLOW INFORMATION
Cash Paid for Interest	4,527	5,992
Cash Paid for Taxes	2,458	2,457
Non-Cash Investing and Financing Activities:
Exchange of Series B and Series C Preferred Shares for Series E Preferred Shares	59,008	0
Reclassification of Preferred Shares from Non-Controlling Interest to Additional Paid-In Capital	52,323	0
Contingent Shares Payable in Connection with Camarillo Acquisition	20,265	0
Variable Interest Entity Consolidation	12,865	0
Issuance of At-the-Money shares	3,946	66
Shares Issued to Settle Shares Payable - NHC Business Acquisitions	2,579	3,834
Shares Issued for Payment of Interest on Convertible Debentures	1,292	1,292
Shares Issued for 2024 and 2023 Bonus, respectively	1,114	2,715
Interest Capitalized to Property and Equipment	775	0
Shares Issued to Acquire Remaining Non-Controlling Interest in Consolidated Subsidiary	600	0
Recognition of Right-of-Use Asset and Lease Liability for Finance Lease	403	1,293
Shares Issued for Vested GH Group Non-Qualified Options	0	2,757
Lease Terminations and Amendments	$ 0	$ 22